Segment Information - Schedule of Segment Information (Details) - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Segment Information [Line Items]
Consolidated revenue	$ 4,161,352	$ 3,562,643	$ 7,671,054	$ 7,061,794
Segment EBITDA	780,439	678,812	1,390,352	1,214,077
Depreciation and amortization	(99,153)	(96,594)	(189,864)	(197,954)
Financing cost, net	(118,383)	(148,859)	(218,531)	(303,053)
Income before income taxes	562,903	433,359	981,957	713,070
Betterware - revenue [Member]
Schedule of Segment Information [Line Items]
Consolidated revenue	1,511,485	1,458,593	2,951,443	2,861,658
Jafra - revenue [Member]
Schedule of Segment Information [Line Items]
Consolidated revenue	2,198,892	2,104,050	4,268,636	4,200,136
Tupperware - revenue [Member]
Schedule of Segment Information [Line Items]
Consolidated revenue	450,974		450,974
Betterware - EBITDA [Member]
Schedule of Segment Information [Line Items]
Segment EBITDA	295,023	290,745	590,301	552,238
Jafra - EBITDA [Member]
Schedule of Segment Information [Line Items]
Segment EBITDA	361,931	388,067	676,566	661,839
Tupperware - EBITDA [Member]
Schedule of Segment Information [Line Items]
Segment EBITDA	$ 123,485		$ 123,485